Trade and Other Receivables (Details) - Schedule of trade and other receivables - PEN (S/) S/ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Trade receivables [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current	[1]	S/ 91,072	S/ 73,366
Non-Current	[1]
Other accounts receivable [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		5,940	1,913
Non-Current
Accounts receivable from parent company and affiliates [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		1,314	2,212
Non-Current
Funds restricted to tax payments [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		1,314	346
Non-Current
Loans granted [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		1,066	1,624
Non-Current		83	1,688
Other receivables from sale of fixed assets [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		937	1,781
Non-Current
Interests receivables [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		636	1,375
Non-Current
Loans to employees [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		610	357
Non-Current
Allowance for expected credit losses for other receivables [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current	[2],[3]	(5,539)	(5,324)
Non-Current	[2],[3]
Financial assets classified as receivables [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current	[2]	97,350	77,650
Non-Current	[2]	83	1,688
Value-added tax credit [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		5,368	6,443
Non-Current		2,673	3,319
Other accounts receivable net [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current	[4]
Non-Current	[4]	38,242
Tax refund receivable [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current			319
Non-Current		9,242	9,242
Allowance for expected credit losses [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current	[3]
Non-Current	[3]	(9,034)	(9,034)
Non-financial assets classified as receivables [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		5,368	6,762
Non-Current		41,123	3,527
Total [Member]
Trade and Other Receivables (Details) - Schedule of trade and other receivables [Line Items]
Current		102,718	84,412
Non-Current		S/ 41,206	S/ 5,215

[1]	Trade account receivables have current maturity (30 to 90 days) and those overdue bear interest.
[2]	The aging analysis of trade and other accounts receivable as of December 31, 2021 and 2020, is as follows:
[3]	The movement of the allowance for expected credit losses is as follows:
[4]	On March 22, 2021, the Company received Tax Court Resolution N° 00905-4-21 that declares the calculation of Mining Royalty should be based on gross sale of the final product (cement) for the years 2008 and 2009. This is an opposite position to what is established by the Constitutional Court in the STC Exp. N° 1043-2013-PA/TC that declares founded the writ of protection presented by the Company and its right to calculate the Mining Royalty exclusively based on the value of the mining component, without considering in any way the value of the final products derived from industrial and manufacturing processes.